Business Segment Information (Schedule Of Capital Expenditures) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 14,754,000	$ 13,709,000	$ 13,438,000
Expenditures incurred for capitalized software	13,100,000	14,200,000	8,800,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures	7,600,000	8,900,000	5,300,000
Test [Member]
Segment Reporting Information [Line Items]
Capital expenditures	2,200,000	1,500,000	1,900,000
Filtration [Member]
Segment Reporting Information [Line Items]
Capital expenditures	4,400,000	3,300,000	6,200,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 600,000